CALAMOS® FAMILY OF FUNDS

Supplement dated June 7, 2013 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, C and Class I and R dated March 1, 2013, as previously amended on March 26, 2013 and the Statement of Additional Information dated March 1, 2013

The following table replaces the table listing the Convertible Fund’s portfolio managers in its entirety on page 52 of the Class A, B and C Prospectus, and on page 44 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Strategies
Jeff Scudieri	10 years	SVP, Co-Head of Research and Investments
Jon Vacko	10 years	SVP, Co-Head of Research and Investments
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since June 7, 2013	SVP, Co-Portfolio Manager
Dennis Cogan	since March 1, 2013	VP, Co-Portfolio Manager
Joe Wysocki	5 years	VP, Co-Portfolio Manager
Nick Niziolek	since March 1, 2013	VP, Co-Portfolio Manager

The “Portfolio Managers” section on Page 77 of the Class A, B and C Prospectus and beginning on page 65 of the Class I and R Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

Gary D. Black. Gary D. Black became the Executive Vice President, Global Co-CIO and CIO of Alternative Strategies of CALAMOS ADVISORS as of August 31, 2012. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto, Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009.

Jeff Scudieri. Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst between September 2002 and July 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst between July 2002 and July 2010.

John P. Calamos, Jr. John P. Calamos, Jr., Senior Vice President, Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 1994 and since March 2013 is a Co-Portfolio Manager. Between July 2001 and March 2013 he was a senior strategy analyst.

Christopher Hartman. Christopher Hartman joined CALAMOS ADVISORS in February 1997 and since March 2013 is a Co-Portfolio Manager. Between May 2001 and March 2013 he was a senior strategy analyst.

Steve Klouda, Steve Klouda joined CALAMOS ADVISORS in 1994 and since March 2013 is a Co-Portfolio Manager. Between July 2002 and March 2013 he was senior strategy analyst.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and since March 2013 is a Co-Portfolio Manager. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Brendan Maher. Brendan Maher joined CALAMOS ADVISORS in September 2012 and since March 2013 is a Co-Portfolio Manager. Between September 2012 and March 2013 he was a senior strategy analyst. Previously, Mr. Maher served as a Senior Research Analyst at Black Capital from March 2011 until September 2012. Prior thereto Mr. Maher was a Founding Partner in Savannah-Baltimore Capital Management, LLC from 2004 to 2011.

Joe Wysocki. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and since March 2013 is a Co-Portfolio Manager. Between February 2007 and March 2013 he was a senior strategy analyst.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 as a Co-Portfolio Manager. Previously, he was Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Jeff Miller. Jeff Miller joined CALAMOS ADVISORS in July 2012 and since March 2013 is a Co-Portfolio Manager. Between July 2012 and March 2013 he was a senior strategy analyst, Value Team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Ariel Fromer. Ariel Fromer joined CALAMOS ADVISORS in July 2012 and since March 2013 is a Co-Portfolio Manager. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Tammy Miller. Tammy Miller joined CALAMOS ADVISORS in July 2012 and since March 2013 is a Co-Portfolio Manager. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The “Team Approach to Management” section beginning on Page 77 of the Class A, B and C Prospectus, and on page 66 of the Class I and R Prospectus shall be deleted in its entirety and replaced with the following:

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers. The Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views
•	Discussion of sector, thematic and geographic positioning across strategies
•	Oversight of risk management across strategies
•	Monitoring and evaluation of investment performance
•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process. Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Global Co-CIOs, along with the Co-Heads of Research and Investments and Co-Portfolio Managers, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each member of the senior investment team is further identified below.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds except Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black, along with Jeff Scudieri and Jon Vacko, are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman, Brendan Maher, Dennis Cogan, Nick Niziolek, David Kalis, Joe Wysocki, Eli Pars, Jeff Miller, Ariel Fromer and Tammy Miller are each Co-Portfolio Managers for the Funds for which they have been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the (“Value Team”). With regard to the Value Fund, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The following revised and supplemental language replaces the section titled “Team Approach to Management” on page 44 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers. The Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views
•	Discussion of sector, thematic and geographic positioning across strategies
•	Oversight of risk management across strategies
•	Monitoring and evaluation of investment performance
•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process. Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Global Co-CIOs, Co-Heads of Research and Investments and Co-Portfolio Managers, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Global Co-CIOs, along with the Co-Heads of Research and Investments and Co-Portfolio Managers, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each member of the senior investment team is further identified below.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all funds except Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black, along with Jeff Scudieri and Jon Vacko, are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman, Brendan Maher, Dennis Cogan, Nick Niziolek, David Kalis, Joe Wysocki, Eli Pars, Jeff Miller, Ariel Fromer and Tammy Miller are each Co-Portfolio Managers for the funds which they have been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the (“Value Team”). With regard to the Value Fund, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2012 is set forth below.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	23	24,394,602,270	11	2,012,531,959	2,573	4,951,107,661
Gary D. Black*	23	24,394,602,270	12	2,037,431,753	2,573	4,951,107,661
John P. Calamos, Jr.	1	34,778,109	0	—	2,573	4,951,107,661
Jeff Scudieri	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
Jon Vacko	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
John Hillenbrand	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
Steve Klouda	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
Christopher Hartman	1	2,481,667,732	0	—	2,573	4,951,107,661
Joe Wysocki	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
Jeff Miller	1	53,707,853	0	—	3	1,578,223
Ariel Fromer	1	53,707,853	0	—	3	1,578,223
Tammy Miller	1	53,707,853	0	—	3	1,578,223
Brendan Maher**	1	2,481,667,732	1	24,899,794	0	—
Eli Pars****	1	1,533,784,486	0	—	1	191,772,593
Dennis Cogan***	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661
David Kalis***	1	34,778,109	0	—	2,573	4,951,107,661
Nick Niziolek***	20	21,824,448,576	11	2,012,531,959	2,573	4,951,107,661

As of October 31, 2012, the accounts listed below include an advisory fee that is based on performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	3	1,360,974,510	0	—	0	—
Gary D. Black*	3	1,360,974,510	1	24,899,794	0	—
John P. Calamos, Jr.	0	—	0	—	0	—
Jeff Scudieri	3	1,360,974,510	0	—	0	—
Jon Vacko	3	1,360,974,510	0	—	0	—
John Hillenbrand	3	1,360,974,510	0	—	0	—
Steve Klouda	3	1,360,974,510	0	—	0	—
Christopher Hartman	0	—	0	—	0	—
Joe Wysocki	3	1,360,974,510	0	—	0	—
Jeff Miller	0	—	0	—	0	—
Ariel Fromer	0	—	0	—	0	—
Tammy Miller	0	—	0	—	0	—
Brendan Maher**	0	—	1	24,899,794	0	—
Eli Pars****	0	—	0	—	0	—
Dennis Cogan***	3	1,360,974,510	0	—	0	—
David Kalis***	0	—	0	—	0	—
Nick Niziolek***	3	1,360,974,510	0	—	0	—

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

*	Mr. Gary D. Black joined the firm as of August 31, 2012 and was not responsible for the day- to-day management of any other registered investment companies, pooled investment vehicles or other accounts as of July 31, 2012. As of August 31, 2012 he assumed day-to-day management of all noted accounts.
**	Mr. Brendan Maher joined the firm as of September 2012 and was not responsible for the day- to-day management of any other registered investment companies, pooled investment vehicles or other accounts. As of March 1, 2013 he assumed day-to-day management as part of the team for the Market Neutral Income Fund.
***	Mr. Kalis joined the Adviser on March 1, 2013. Messrs. Cogan and Niziolek assumed day-to-day management on March 1, 2013 of the respective Funds in which they manage.
****	Mr. Pars joined the Adviser on May 14, 2013. As of June 7, 2013 he assumed day-to-day management as part of the team for the Convertible Fund.

The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2012, John P. Calamos, Sr. and Gary D. Black, our Global Co-CIOs, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries. Additionally, Mr. Black’s employment arrangement provides that he will receive certain incentive fee payments collected from an affiliated entity of Calamos Advisors unrelated to his activities with the Funds or other registered investment companies.

As of December 31, 2012, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman, Joe Wysocki, and Brendan Maher receive all of their compensation from Calamos Advisors. As of March 1, 2013 Dennis Cogan, David Kalis and Nick Niziolek receive all of their compensation from Calamos Advisors. As of June 7, 2013, Eli Pars receives all of his compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options. Additionally, Mr. Maher is also eligible to receive a portion of certain investment advisory fees and incentive fee payments collected by Calamos Advisors or an affiliated entity, determined by the Global Co-CIOs.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2012 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

	GROWTH FUND	GROWTH AND INCOME FUND	VALUE FUND	FOCUS GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Gary D. Black	None	None	None	None
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
Jeff Scudieri	$50,001 to $100,000	$100,001 to $500,000	None	None
Jon Vacko	$100,001 to $500,000	$100,001 to $500,000	None	$50,001 to $100,000
John Hillenbrand	$100,001 to $500,000	$50,001 to $100,000	None	None
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	None	$100,001 to $500,000
Christopher Hartman	None	$1 to $10,000	$1 to $10,000	None
Joe Wysocki	$10,001 to $50,000	$100,001 to $500,000	$1 to $10,000	None
Jeff Miller	None	None	None	None
Ariel Fromer	None	None	$10,001 to $50,000	None
Tammy Miller	None	None	None	None
Brendan Maher	None	None	None	None
Eli Pars	None	None	None	None
Dennis Cogan	$10,001 to $50,000	None	None	$10,001 to $50,000
Nick Niziolek	$10,001 to $50,000	None	None	None
David Kalis	None	None	None	None

	DISCOVERY GROWTH FUND	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	$50,001 to $100,000
Gary D. Black	None	None	None	None	None
John P. Calamos, Jr.	$100,001 to $500,000	Over $1,000,000	$500,001 to $1,000,000	$100,001 to $500,000	$1 to $10,000
Jeff Scudieri	None	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000	None
Jon Vacko	None	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000	$50,001 to $100,000

	DISCOVERY GROWTH FUND	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND
John Hillenbrand	None	$50,001 to $100,000	$100,001 to $500,000	None	None
Steve Klouda	None	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	None
Christopher Hartman	None	$1 to $10,000	$1 to $10,000	$1 to $10,000	None
Joe Wysocki	$1 to $10,000	$10,001 to $50,000	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000
Jeff Miller	None	None	None	None	None
Ariel Fromer	None	None	None	$1 to $10,000	$1 to $10,000
Tammy Miller	None	None	None	None	None
Brendan Maher	None	None	None	None	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	$10,001 to $50,000	None	None	None
Nick Niziolek	None	None	$10,001 to $50,000	$10,001 to $50,000	None
David Kalis	None	None	None	None	None

	MARKET NEUTRAL INCOME FUND	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Gary D. Black	None	None	None	None
John P. Calamos, Jr.	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	None
Jeff Scudieri	None	None	None	$50,001 to $100,000
Jon Vacko	$10,001 to $50,000	$50,001 to $100,000	$10,001 to $50,000	$100,001 to $500,000
John Hillenbrand	$10,001 to $50,000	$10,001 to $50,000	None	None
Steve Klouda	None	None	None	$100,001 to $500,000
Christopher Hartman	None	None	None	$1 to $10,000
Joe Wysocki	None	$1 to $10,000	None	$1 to $10,000
Jeff Miller	None	None	None	None
Ariel Fromer	$1 to $10,000	None	$1 to $10,000	None
Tammy Miller	None	None	None	None
Brendan Maher	None	None	None	None
Eli Pars	None	None	None	None
Dennis Cogan	$10,001 to $50,000	None	None	$10,001 to $50,000
Nick Niziolek	None	None	$1 to $10,000	$10,001 to $50,000
David Kalis	None	None	None	None

*	Valuation as of October 31, 2012.

Please retain this supplement for future reference.